ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-current provisions [abstract]
Non-current provisions, beginning of the year	$ 613,352
Non-current provisions, end of the year	80,570	$ 613,352
Current provisions [abstract]
Uses		(6,898)
Legal claims and other matters
Non-current provisions [abstract]
Non-current provisions, beginning of the year	613,352	643,950
Translation differences	(151,466)	(25,701)
Additions	3,760	2,689
Reversals	(384,933)	(4,417)
Uses	(143)	(3,169)
Non-current provisions, end of the year	80,570	613,352
Asset retirement obligation
Non-current provisions [abstract]
Non-current provisions, beginning of the year	26,556	24,554
Translation differences	(1,049)	1,077
Additions	16,166	925
Reversals	0	0
Uses	0	0
Non-current provisions, end of the year	41,673	26,556
Current provisions [abstract]
Current provisions, beginning of the year	8,502	9,851
Translation differences	(1,241)	348
Additions	3,633	5,201
Reversals	0	0
Uses	(6,379)
Current provisions, end of the year	4,515	8,502
Allowance for doubtful accounts
Current provisions [abstract]
Current provisions, beginning of the year	12,961	14,346
Translation differences	(1,789)	(285)
Additions	1,437	787
Reversals	(1,101)	(1,080)
Uses	(1,008)	(807)
Current provisions, end of the year	10,500	12,961
Obsolescence allowance
Current provisions [abstract]
Current provisions, beginning of the year	62,167	55,454
Translation differences	0	(458)
Additions	11,009	18,036
Reversals	(12,288)	(9,623)
Uses	(2,278)	(1,242)
Current provisions, end of the year	$ 58,610	$ 62,167